Intellectual Property (Details Narrative) - CAD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jul. 31, 2020	Jul. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Amortization on intellectual property	$ 4,686	$ 4,686	$ 9,371	$ 9,372	$ 18,741	$ 18,743